Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Information
Revenues by product groups

	Six Months ended June 30,
	2014	2013
Gourmet Food Products	$2,608	—
Home Décor	$27,458	$24,349
Nutritionals and Wellness	$20,156	—
Publishing & Printing	$613	$495
Other	$422	—

Revenues by product groups for the years ended December 31 are shown in the table below (dollars in thousands):

	2013	2012
Gourmet Food Products	$1,483	$—
Home Décor	$72,666	$—
Nutritionals and Wellness	$9,312	$—
Publishing & Printing	$951	$930
Other	$439	$—